   UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
----------------------------------------------------------------------------
1. Name and address of issuer:

 Metropolitan Series Fund
 One Financial Center
 Boston, MA 02111
------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
------------------------------------------------------------------------------
3.     Investment Company Act File Number:  811-03618

       Securities Act File Number:  002-80751
------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:  December 31, 2013

4(b). [  ] Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [  ] Check box if this is the last time the issuer will be filing this
      Form.

----------------------------------------------------------------------------
5. Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):         $374,159,471

(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:        $408,183,638

(iii) Aggregate price of securities redeemed or repurchased
 during any prior fiscal yearending no earlier than
        October 11, 1995 that were not previously used
 to reduce registration fees payable to the Commission: $588,511,258

(iv)   Total available redemption credits
 [add Items 5(ii) and 5(iii)]:     $996,694,896

(v)    Net sales -- if Item 5(i) is greater than Item
 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $0.00

(vi)   Redemption credits available for use in               $622,535,425
 future years -- if Item 5(i) is less than
 Item 5(iv) [subtract Item 5(iv) from Item
 5(i)]:

(vii) Multiplier for determining registration fee
 (See Instruction C.9):    x 0.0001288

(viii) Registration fee due [multiply Item 5(v) by
 Item 5(vii)] (enter "0" if no fee is due): = $0.00

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting
   an amount of securities that were registered under the Securities
   Act of 1933 pursuant to rule 24e-2 as in effect before
   October 11, 1997, then report the amount of securities
   (number of shares or other units) deducted here: __________.
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the
   fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
        +  $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

       =  $0.00

9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository: n/a

   Method of Delivery: none

   [   ]   Wire Transfer
   [   ]   Mail or other means

SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title) By:  /s/ Peter H. Duffy

      Peter H. Duffy
      Treasurer

      Date: March 19, 2014